Additional disclosures - Schedule of preferred shares and securities (Details) - Financial liabilities at amortised cost - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 30,912	€ 25,926	€ 26,196	€ 21,880
Subordinated liabilities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	9,283	8,096	8,810
Subordinated liabilities, preference shares
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	202	198	209
Subordinated liabilities, preferred securities
Measurement of financial assets and liabilities and recognition of fair value changes
Outstanding issue amount	€ 9,081	€ 7,898	€ 8,601